Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Millions, unless otherwise specified	Mar. 29, 2015	Dec. 28, 2014
Current Assets:
Cash and cash equivalents	$ 1,899	$ 2,298
Trade receivables, net	818	851
Other receivables, net	294	384
Inventories:
Finished goods and work-in-process	996	962
Packaging material and ingredients	236	223
Total inventories	1,232	1,185
Prepaid expenses	164	139
Other current assets	70	58
Total current assets	4,477	4,915
Property, plant and equipment	2,737	2,796
Less accumulated depreciation	471	431
Total property, plant and equipment, net	2,266	2,365
Goodwill	14,588	14,959
Trademarks, net	11,109	11,455
Other intangibles, net	1,668	1,733
Other non-current assets	2,185	1,336
Total other non-current assets	29,550	29,483
Total assets	36,293	36,763
Current Liabilities:
Short-term debt	1	59
Portion of long-term debt due within one year	10	11
Trade payables	1,499	1,651
Other payables	118	203
Accrued interest	166	167
Accrued marketing	259	297
Other accrued liabilities	414	472
Income taxes	65	232
Total current liabilities	2,532	3,092
Long-term debt	13,616	13,586
Deferred income taxes	4,039	3,867
Non-pension postretirement benefits	191	197
Other non-current liabilities	553	336
Total long-term liabilities	18,399	17,986
Redeemable noncontrolling interest	21	29
9% Series A cumulative redeemable preferred stock, 80,000 authorized and issued shares, $0.01 par value	8,320	8,320
Equity:
Common stock, 851,083,950 shares issued, $0.01 par value	9	9
Warrants	367	367
Additional capital	7,327	7,315
Retained earnings	96	0
Accumulated other comprehensive income	(989)	(574)
Total H.J. Heinz Holding Corporation shareholders' equity	6,810	7,117
Noncontrolling interest	211	219
Total equity	7,021	7,336
Total liabilities and equity	$ 36,293	$ 36,763